Share based compensation (Details)	12 Months Ended			1 Months Ended							12 Months Ended										3 Months Ended	12 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended		1 Months Ended						12 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2013 Stock Options NOK	Nov. 30, 2011 Stock Options USD ($)	Nov. 30, 2011 Stock Options NOK	Nov. 30, 2010 Stock Options USD ($)	Nov. 30, 2010 Stock Options NOK	Apr. 30, 2010 Stock Options USD ($)	Apr. 30, 2010 Stock Options NOK	Dec. 31, 2014 Stock Options USD ($)	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options NOK	Dec. 31, 2009 Stock Options USD ($)	Dec. 31, 2009 Stock Options NOK	Dec. 31, 2008 Stock Options USD ($)	Dec. 31, 2008 Stock Options NOK	Dec. 31, 2007 Stock Options	Dec. 31, 2006 Stock Options	Dec. 31, 2013 Restricted Stock Units (RSUs) NOK	Dec. 31, 2014 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Oct. 01, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2014 2011 Program Stock Options	Dec. 31, 2014 Seadrill Scheme Stock Options USD ($)	Dec. 31, 2013 Seadrill Scheme Stock Options USD ($)	Dec. 31, 2012 Seadrill Scheme Stock Options USD ($)	Dec. 31, 2014 Seadrill Scheme Stock Options Minimum	Dec. 31, 2014 Seadrill Scheme Stock Options Maximum	Dec. 31, 2013 North Atlantic Drilling Restricted Stock Units (RSUs) NOK	Dec. 31, 2014 North Atlantic Drilling Restricted Stock Units (RSUs) NOK	Nov. 07, 2013 North Atlantic Drilling Restricted Stock Units (RSUs)	Nov. 30, 2011 Vesting in 18 months Stock Options	Nov. 30, 2011 Vesting in 36 months Stock Options	Nov. 30, 2011 Vesting in 48 months Stock Options	Nov. 30, 2011 Vesting in 60 months Stock Options	Nov. 30, 2010 Vesting in 12 months Stock Options	Apr. 30, 2010 Vesting in 12 months Stock Options	Dec. 31, 2009 Vesting in 12 months Stock Options	Dec. 31, 2008 Vesting in 12 months Stock Options	Dec. 31, 2006 Vesting in 12 months Stock Options	Apr. 30, 2010 Vesting in 15 months Stock Options	Oct. 31, 2013 Vesting in 13 months	Oct. 31, 2013 Vesting in 13 months Stock Options	Oct. 31, 2013 Vesting in 25 months	Oct. 31, 2013 Vesting in 25 months Stock Options	Oct. 31, 2013 Vesting in 37 months	Oct. 31, 2013 Vesting in 37 months Stock Options	Oct. 31, 2013 Vesting in 49 months	Oct. 31, 2013 Vesting in 49 months Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted recognized as personnel expenses	$ 10,000,000	$ 7,000,000	$ 8,000,000
Vesting period																													1 year	5 years														13 months		25 months		37 months		49 months
Fair value assumptions used to determine the value of options [Abstract]
Risk-free interest rate (in hundredths)											2.03%	2.03%													2.40%
Volatility (in hundredths)											26.00%	26.10%													26.10%
Dividend yield (in hundredths)											0.00%	0.00%													0.00%
Expected option term											4 years	4 years													4 years
Vesting of options granted (in hundredths)																										100.00%
Option holder retirement rate (in hundredths)											0.00%	0.00%
Options [Roll Forward]
Outstanding at beginning of year (in shares)																										2,838,758	3,875,891	5,420,438
Granted (in shares)											0																270,000	181,012
Exercised (in shares)																										(461,477)	(700,418)	(1,415,000)
Forfeited (in shares)																										(136,165)	(606,715)	(312,559)
Outstanding at end of year (in shares)																										2,241,116	2,838,758	3,875,891
Exercisable at end of year (in shares)																										1,169,584	1,080,306	1,164,214
Weighted average exercise price [Roll Forward]
Outstanding at beginning of year (in US dollars per share)																										$ 28.53	$ 29.88	$ 26.16
Granted (in US dollars per share)																										$ 0.00	$ 45.66	$ 37.41
Exercised (in US dollars per share)																										$ 20.19	$ 22.60	$ 16.39
Forfeited (in US dollars per share)																										$ 34.57	$ 32.30	$ 30.84
Outstanding at end of year (in US dollars per share)																										$ 35.10	$ 28.53	$ 29.88
Exercisable at end of year (in US dollars per share)																										$ 27.38	$ 27.38	$ 21.19
Options, exercise price range, lower range limit														202.10	$ 14.09	90.83	$ 14.09	90.83
Options, exercise price range, upper range limit													$ 224.53		$ 16.24	104.64	$ 16.24	104.64
Options, exercise price				273	$ 34.68	202.10			$ 23.13	137.40
Options granted to Americans, exercise price							$ 31.4	192.90
Options granted to non-Americans, exercise price							$ 31.06	185.20
Award vesting rights					can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one third after 12 or 15 months	may be exercised one third after 12 or 15 months					may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted
Award vesting rights (percentage)												25.00%																						25.00%	25.00%	25.00%	25.00%	20.00%	33.33%	33.33%	33.33%	33.33%	33.33%		25.00%		25.00%		25.00%		25.00%
Weighted average grant-date fair value of options granted (in US dollars per share)											$ 0	$ 10.23	$ 7.06
Unrecognized compensation costs relating to non-vested options granted under the Options Schemes											3,000,000	7,000,000	11,000,000
Future amortization of unrecognized compensation costs relating to non-vested options [Abstract]
2015											2,000,000
2016											1,000,000
2017 (less than $1 million)											1,000,000
Options, weighted average remaining contractual life (in months)											21 months	43 months
Options, weighted average fair value (in US dollars per share)											$ 7.97	$ 8.27
Total intrinsic value of options exercised											9,000,000	17,000,000	32,000,000
Intrinsic value of options fully vested but not exercised											0
Average remaining term of options fully vested but not exercised											34 months
Number of shares authorized																						162,560		373,700									278,778
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																					46.1										58	11.0
Compensation cost, RSU plans																						5,000,000	1,500,000.0
Unrecognized compensation costs																						$ 15,000,000